Capital Stock - 2014 Warrant Exchange Agreements - Additional Information (Detail) - shares			12 Months Ended
	Jun. 16, 2014	Jun. 11, 2014	Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013	Oct. 24, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants, Exchanged		243,699	248,144
Warrants outstanding			850,058	473,130	299,895		3,500,000
Number of shares of common stock issued for warrant exchange		297,772
Previously Reported [Member]
Class of Stock [Line Items]
Warrants, Exchanged		36,554,822	37,221,488
Warrants outstanding			127,508,118		44,983,988
Number of shares of common stock issued for warrant exchange		44,665,783
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		4,445
Warrants outstanding			0	0	666,666	666,666
Placement Agent Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants, Exchanged		666,666
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		243,699
Warrants outstanding			0		36,554,822	36,554,822
Series A Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants, Exchanged		36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Russell Kern [Member]
Class of Stock [Line Items]
Warrants outstanding	67,255	67,255
Number of shares of common stock issued for warrant exchange	80,706	80,706
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding	10,088,154	10,088,154
Number of shares of common stock issued for warrant exchange	12,105,784	12,105,784
Series A Warrants [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants, Exchanged		4,445
Series A Warrants [Member] | Placement Agent Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants, Exchanged		666,666